Document and Entity Information	9 Months Ended
Sep. 30, 2017
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Sep. 30, 2017
Trading Symbol	TNDM
Entity Registrant Name	TANDEM DIABETES CARE INC
Entity Central Index Key	0001438133
Entity Filer Category	Smaller Reporting Company